Short-term investments (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Short-term Investments
Short term investments	$ 66,060,012		¥ 472,897,200	¥ 149,583,000
Invested in marketable securities	54,400,000	¥ 389,427,840
Profit on marketable securities	$ 173,112	¥ 1,239,240